CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash	$ 257,851	$ 148,217	$ 155,821
Prepaid expenses and other current assets		150
Total Current Assets	257,851	148,367	155,821
PROPERTY AND EQUIPMENT:
Office and computer equipment	132,570	132,570	131,412
General plant	17,800	17,800	17,800
Furniture and fixtures	15,951	15,951	15,951
Leasehold improvements	866	866	866
[PropertyPlantAndEquipmentGross]	167,187	167,187	166,029
Less Accumulated depreciation and amortization	(163,795)	(160,990)	(156,968)
[PropertyPlantAndEquipmentNet]	3,392	6,197	9,061
Other assets	13,161	13,361	13,606
TOTAL ASSETS:	274,404	167,925	178,488
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	635,079	596,888	313,464
Accounts payable	456,484	403,095	455,724
Accrued officers payroll	447,300	457,299	327,000
Due officers and directors	16,864	8,205	10,153
Accrued expenses and other current liabilities	66,555	50,483	27,731
Amounts received from Omagine LLC noncontrolling parties to be satisfied through future issuance of Omagine LLC noncontrolling common stock
Total Current Liabilities	1,622,282	1,515,970	1,134,072
Long Term Liabilities
TOTAL LIABILITIES:	1,622,282	1,515,970	1,134,072
STOCKHOLDERS' DEFICIENCY:
Preferred stock:$0.001 par value, Authorized: 850,000 shares, Issued and outstanding: - none
Common stock:$0.001 par value, Authorized: 50,000,000 shares, Issued and outstanding:12,910,045 shares in 2011, 12,107,646 shares in 2010	12,911	12,108	10,661
Capital in excess of par value	20,139,018	18,913,269	18,030,176
Accumulated deficit	(21,563,735)	(20,273,422)	(18,996,421)
Total Omagine, Inc. stockholders' deficit	(1,411,806)	(1,348,045)	(955,584)
Noncontrolling interests in Omagine LLC	63,928
Total Stockholders' Deficiency	(1,347,878)	(1,348,045)	(955,584)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIENCY	$ 274,404	$ 167,925	$ 178,488